Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes
Income taxes

11.   Income taxes

The components of income tax are as follows:

	For the years ended December 31
	2019	2018	2017
Current tax expenses	(58,766)	(162,923)	(59,567)
Income tax expense for year	(58,766)	(162,923)	(59,567)

The differences between income taxes expected at the Bermuda statutory income tax rate of zero percent and the reported income tax expense are summarized as follows:

	For the years ended December 31
	2019	2018	2017
Bermuda statutory income tax rate	0.00%	0.00%	0.00%
Income subject to tax in other jurisdictions	0.26%	0.38%	0.48%
Effective tax rate	0.26%	0.38%	0.48%